Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Non-Controlling Interests

32. NON–CONTROLLING INTERESTS

	Group
	2017 £m	2016 £m
PSA Finance UK Limited	152	150
	152	150

PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited.